Stockholders' Equity (Deficit) - Schedule of Weighted Average Assumptions (Details) (10-K)	12 Months Ended
Dec. 31, 2016
Expected volatility, minimum	90.00%
Expected volatility, maximum	115.00%
Risk-free interest rate, minimum	0.87%
Risk-free interest rate, maximum	1.96%
Dividend yield	0.00%
Minimum [Member]
Expected term (years)	2 years 4 months 24 days
Maximum [Member]
Expected term (years)	5 years